Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block] [Abstract]
Schedule of components of income tax expense
	For the years ended December 31,
	2019	2020	2021
Current	—	—	762,067
Deferred	—	—	(91,091)
Less from discontinued operation	—	—	—
Total from continuing operations	—	—	670,976

Schedule of reconciliation of effective income tax rate
	For the years ended December 31,
	2019	2020	2021
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Effect of preferential tax rates	(25.0%)	(25.0%)	28.1%
Effect of non-taxable gain (1)	—	—	(381.2%)
Change of valuation allowance	—	—	401.0%
Effective tax rate	—	—	72.9%

(1)	Non-taxable gain was primarily due to gain from the acquisition of Youxi Software.

Schedule of significant components of the deferred tax assets
	As of December 31,
	2020	2021
Deferred tax assets:
Net operating loss carry-forwards	—	6,581,225
Less: valuation allowance	—	(3,688,042)

Net deferred tax assets	—	2,893,183

Schedule of net operating loss carryforwards
Net operating loss carryforwards 2022	—
2023	—
2024	8,859,516
2025	2,348,849
2026	15,116,633
Total	26,324,999